Operating and Maintenance Costs - Schedule of operating and maintenance costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 60,084	$ 23,465	$ 133,132	$ 66,372
Digital currency mining [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	57,785	21,836	126,704	61,845
High performance computing hosting [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 2,299	$ 1,629	$ 6,428	$ 4,527